Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Pinnacle Capital Management Funds Trust
Entity Central Index Key	0001497362
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000127071
Shareholder Report [Line Items]
Fund Name	1789 Growth and Income Fund
Class Name	Class P Shares
Trading Symbol	PSEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about 1789 Growth and Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pcm-advisors.com/1789-growth-income-fund/. You can also request this information by contacting us at (888) 229-9448.
Additional Information Phone Number	(888) 229-9448
Additional Information Website	https://pcm-advisors.com/1789-growth-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P Shares	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
1789 Growth & Income Fund - Class P Shares	15.25%	8.82%	8.66%
S&P 500® Index	31.05%	13.14%	15.26%
Dow Jones US Select Dividend Index	26.12%	9.91%	10.91%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 229-9448.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 33,259,363
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 120,865
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$33,259,363
Number of Portfolio Holdings	21
Advisory Fee	$120,865
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.2%
Health Care	3.6%
Communications	3.9%
Real Estate	4.5%
Materials	5.5%
Utilities	5.9%
Consumer Discretionary	8.7%
Consumer Staples	13.6%
Financials	16.7%
Industrials	18.3%
Technology	18.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	9.9%
Cummins, Inc.	8.7%
JPMorgan Chase & Company	6.7%
NextEra Energy, Inc.	5.9%
CME Group, Inc.	5.6%
Packaging Corporation of America	5.5%
Mastercard, Inc. - Class A	5.0%
Lockheed Martin Corporation	5.0%
Kroger Company (The)	4.9%
Republic Services, Inc.	4.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000092837
Shareholder Report [Line Items]
Fund Name	1789 Growth and Income Fund
Class Name	Class C Shares
Trading Symbol	PSECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about 1789 Growth and Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pcm-advisors.com/1789-growth-income-fund/. You can also request this information by contacting us at (888) 229-9448.
Additional Information Phone Number	(888) 229-9448
Additional Information Website	https://pcm-advisors.com/1789-growth-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$103	2.01%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.01%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
1789 Growth & Income Fund - Class C Shares
Without CDSC	14.14%	7.73%	7.57%
With CDSC	13.14%	7.73%	7.57%
S&P 500® Index	31.05%	13.14%	15.26%
Dow Jones US Select Dividend Index	26.12%	9.91%	10.91%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 229-9448.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 33,259,363
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 120,865
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$33,259,363
Number of Portfolio Holdings	21
Advisory Fee	$120,865
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.2%
Health Care	3.6%
Communications	3.9%
Real Estate	4.5%
Materials	5.5%
Utilities	5.9%
Consumer Discretionary	8.7%
Consumer Staples	13.6%
Financials	16.7%
Industrials	18.3%
Technology	18.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	9.9%
Cummins, Inc.	8.7%
JPMorgan Chase & Company	6.7%
NextEra Energy, Inc.	5.9%
CME Group, Inc.	5.6%
Packaging Corporation of America	5.5%
Mastercard, Inc. - Class A	5.0%
Lockheed Martin Corporation	5.0%
Kroger Company (The)	4.9%
Republic Services, Inc.	4.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.